Derivative financial instruments	6 Months Ended
Jun. 30, 2018
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9. - Derivative financial instruments

The breakdown of the fair value amount of the derivative financial instruments as of June 30, 2018 and December 31, 2017 is as follows:

	Balance as of June 30, 2018		Balance as of December 31, 2017
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	13,050	285,985	8,230	329,731

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements. These are classified as Level 2 (see Note 10).

Additionally, the Company owns currency options with leading international financial institutions, which guarantee a minimum Euro-U.S. dollar exchange rates for the distributions expected from Spanish solar assets made in euros during the years 2018, 2019 and part of 2020.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed income statement is a loss of $33,899 thousand for the six-month period ended June 30, 2018 (loss of $34,265 thousand in the six-month period ended June 30, 2017).

The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of June 30, 2018 and December 31, 2017 amount to a profit of $91,935 thousand and a profit of $80,968 thousand respectively.